Quarterly financial information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Unaudited Quarterly Results
Unaudited quarterly results for the year ended December 31, 2017 are as follows:

(in millions, except per share data)	March 31	June 30	September 30	December 31 (1)
Net sales	$1,998.8	$2,247.0	$2,048.7	$1,959.2
Net income	22.6	31.3	38.9	27.0
Income per share:
Basic and diluted	$0.16	$0.22	$0.28	$0.19
Shares used in computation of income (loss) per share:
Basic	139.4	140.1	140.4	140.7
Diluted	140.8	141.3	141.4	141.8

(1)
Included in the fourth quarter of 2017 was a loss of $3.8 million relating to the annual mark to market adjustment on the defined benefit pension and postretirement plans. Refer to “Note 8: Employee benefit plans” for further information.

Unaudited quarterly results for the year ended December 31, 2016 are as follows:

(in millions, except per share data)	March 31	June 30	September 30 (1)	December 31 (2)
Net sales	$1,999.0	$2,262.5	$1,999.7	$1,812.5
Net income (loss)	14.0	39.8	(63.0)	(59.2)
Income (loss) per share:
Basic and diluted	$0.10	$0.29	$(0.46)	$(0.43)
Shares used in computation of income (loss) per share:
Basic	137.6	137.6	137.7	138.1
Diluted	137.8	138.1	137.7	138.1

(1)	Included in the third quarter of 2016 was an impairment charge of $133.9 million. Refer to “Note 13: Impairment charges” for further information.

(2)
Included in the fourth quarter of 2016 was a loss of $68.6 million relating to the annual mark to market adjustment on the defined benefit pension and postretirement plans. Refer to “Note 8: Employee benefit plans” for further information.